[LOGO]


                                                        FORUM
                                                        FUNDS
[Pictures on left half of cover of
ledger paper and pencil, gear wheels
and a computer monitor on a pedistal.]
                                               ------------------------
                                                 SEMI-ANNUAL REPORT
                                               ------------------------

                                                   FEBRUARY 28, 1999


                                                 Daily Assets Treasury
                                                   Obligations Fund

                                                     Daily Assets
                                                    Government Fund

                                                 Daily Assets Government
                                                    Obligations Fund

                                                  Daily Assets Cash Fund

                                                      Daily Assets
                                                     Municipal Fund

                               Table of Contents



A Message to Our Shareholders........................................   1


FINANCIAL STATEMENTS OF FORUM FUNDS

Statements of Assets and Liabilities.................................   2

Statements of Operations.............................................   3

Statements of Changes in Net Assets..................................   4

Financial Highlights.................................................   6

Notes to Financial Statements........................................   8


FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)

Schedules of Investments:

     Treasury Cash Portfolio.........................................  13
     Government Portfolio............................................  14
     Government Cash Portfolio.......................................  15
     Cash Portfolio..................................................  16
     Municipal Cash Portfolio........................................  17

Notes to Schedules of Investments....................................  19

Statements of Assets and Liabilities.................................  20

Statements of Operations.............................................  21

Statements of Changes in Net Assets..................................  22

Notes to Financial Statements........................................  23

--------------------------------------------------------------------------------
                                                                          [LOGO]


DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND

                                                              SEMI-ANNUAL REPORT
                                                              FEBRUARY 28, 1999
--------------------------------------------------------------------------------


Dear Shareholders:

The Daily Assets Funds have continued their strong expansion and grew more than 40% during the semi-annual period, surpassing $329 million in total assets. The most significant growth - from $20.8 million to $35.4 million - has been in the Daily Assets Municipal Fund, an increase of 69% during the period. Growth in assets has not been the Funds' only achievement. Throughout the year, the Daily Assets Funds have received high rankings in their respective categories by IBC Financial Data, Inc.

In addition, IBC's Money Fund ReportTM recently listed two of our Funds as among the top performing money funds ranked by February 1999 monthly yield. Daily Assets Government Obligations Fund Institutional Shares was ranked #10 out of 204 funds in the Government Institutional Category, and Daily Assets Municipal Fund Institutional Shares was ranked #10 out of 77 funds in the Tax-Free Institutional Category. As usual, we caution you to remember that investment return will fluctuate and past performance is no guarantee of future results.

As you must already know from news reports, the last six months have been a period of great economic instability in world markets. The various crises in Russia, the Far East, and Brazil contributed to the Federal Reserve Board's decision to ease the Federal Funds' Rate three times, for a total of 75 basis points. In response, we extended the average lives of all of our Funds to take advantage of the falling Federal Funds' Rate. Now it appears that the crisis is behind us, and that Federal Reserve Bank policy should remain unchanged for the rest of the year. As always, we remain committed to providing investors with the highest possible yield while maintaining a constant share price of $1.00.

We will continue to help you meet your financial goals. I thank you for your continued confidence. Please feel free to call us with any questions or concerns at (207) 879-0001.



                                                     Sincerely,

                                                     /s/ John Y. Keffer

                                                     John Y. Keffer
                                                     Chairman

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A FORUM FUNDS PROSPECTUS.

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                       DAILY ASSETS                         DAILY ASSETS
                                         TREASURY        DAILY ASSETS        GOVERNMENT        DAILY ASSETS       DAILY ASSETS
                                       OBLIGATIONS        GOVERNMENT        OBLIGATIONS            CASH            MUNICIPAL
                                           FUND               FUND              FUND               FUND               FUND
                                     -----------------  ----------------  -----------------  -----------------  -----------------

ASSETS:
   Investments in Portfolios of Core Trust
     (Delaware) at value (Notes 1 & 2)$   104,424,008      $ 41,329,320       $ 61,922,316       $ 87,095,575       $ 35,402,949
   Organization costs, net of
     amortization (Note 2)                      4,562                 -              5,715                  -                  -
                                     -----------------  ----------------  -----------------  -----------------  -----------------

Total assets                              104,428,570        41,329,320         61,928,031 #       87,095,575         35,402,949
                                     -----------------  ----------------  -----------------  -----------------  -----------------

LIABILITIES:
    Dividends payable                         418,135           124,891            168,438            201,018             54,117
    Accrued expenses                           13,827            16,083             13,246             18,369              2,671
                                     -----------------  ----------------  -----------------  -----------------  -----------------

Total liabilities                             431,962           140,974            181,684            219,387             56,788
                                     -----------------  ----------------  -----------------  -----------------  -----------------

NET ASSETS                              $ 103,996,608      $ 41,188,346       $ 61,746,347       $ 86,876,188       $ 35,346,161
                                     =================  ================  =================  =================  =================

COMPONENTS OF NET ASSETS:
    Paid in capital                     $ 103,991,807      $ 41,193,425       $ 61,745,357       $ 86,876,114       $ 35,346,161
    Undistributed net investment income             -            19,454                  -                  -                  -
    Accumulated net realized gain (loss)        4,801           (24,533)               990                 74                  -
                                     -----------------  ----------------  -----------------  -----------------  -----------------

NET ASSETS                              $ 103,996,608      $ 41,188,346       $ 61,746,347       $ 86,876,188       $ 35,346,161
                                     =================  ================  =================  =================  =================

NET ASSETS BY SHARE CLASS:
    Institutional Shares                 $ 97,629,973      $ 32,860,099       $ 40,113,293       $ 46,586,291       $ 27,211,165
    Institutional Service Shares            6,346,253         7,839,811         21,622,704         40,104,767          8,061,314
    Investor Shares                            20,382           488,436             10,350            185,130             73,682
                                     -----------------  ----------------  -----------------  -----------------  -----------------

NET ASSETS                              $ 103,996,608      $ 41,188,346       $ 61,746,347       $ 86,876,188       $ 35,346,161
                                     =================  ================  =================  =================  =================

SHARES OF BENEFICIAL INTEREST:
    Institutional Shares                   97,625,343        32,864,511         40,112,535         46,586,291         27,211,165
    Institutional Service Shares            6,346,082         7,840,407         21,622,471         40,104,697          8,061,314
    Investor Shares                            20,382           488,436             10,350            185,130             73,682

NET ASSET VALUE PER SHARE
    (OFFERING AND REDEMPTION
    PRICE PER SHARE)                           $ 1.00            $ 1.00             $ 1.00             $ 1.00             $ 1.00







See Notes to Financial Statements.    2                              FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                        DAILY ASSETS                          DAILY ASSETS
                                          TREASURY         DAILY ASSETS        GOVERNMENT        DAILY ASSETS      DAILY ASSETS
                                         OBLIGATIONS        GOVERNMENT        OBLIGATIONS            CASH            MUNICIPAL
                                             FUND               FUND              FUND               FUND               FUND
                                       ----------------   ----------------  -----------------  -----------------  ----------------
NET INVESTMENT INCOME
    ALLOCATED FROM PORTFOLIOS
    OF CORE TRUST (DELAWARE):
       Interest income                     $ 2,836,546        $ 1,038,490          $ 944,481        $ 1,272,914         $ 443,345
       Net expenses                            (86,160)           (31,064)           (23,201)           (30,827)           (9,644)
                                       ----------------   ----------------  -----------------  -----------------  ----------------

Net investment income allocated from
    Portfolios of Core Trust (Delaware)
    (Note 2)                                 2,750,386          1,007,426            921,280          1,242,087           433,701
                                       ----------------   ----------------  -----------------  -----------------  ----------------

EXPENSES:
    Administration (Note 3)
       Institutional Shares                     27,918              8,393              7,413              9,646             6,930
       Institutional Service Shares              1,372              1,842              1,752              2,427               151
       Investor Shares                               3                 95                  3                 13                 5
    Transfer agent (Note 3)
       Institutional Shares                     33,954             14,425             13,453             15,700            12,969
       Institutional Service Shares              8,784             10,790              9,650             11,179             6,330
       Investor Shares                           6,037              5,703              6,031              6,262             6,047
    Shareholder services (Note 3)
       Institutional Service Shares              6,862              9,212              8,758             12,137               757
       Investor Shares                              16                475                 13                 64                26
    Distribution - Investor Shares (Note 3)         14                285                 10                 68                26
    Accounting (Note 3)                         18,000             18,000             18,000             18,000            18,000
    Legal                                        4,120              1,464              1,239              1,530             1,005
    Audit                                        1,231              1,231              1,231              1,231             1,230
    Trustees                                     3,223              1,215              1,023              1,187               771
    Amortization of organization costs (Note 2)    586                  -                730                  -                 -
    Miscellaneous                               25,644             22,533             12,621             20,546             5,923
                                       ----------------   ----------------  -----------------  -----------------  ----------------

Total expenses                                 137,764             95,663             81,927             99,990            60,170
    Expenses reimbursed and
       fees waived (Note 4)                    (99,694)           (75,075)           (59,875)           (69,879)          (55,524)
                                       ----------------   ----------------  -----------------  -----------------  ----------------
Net expenses                                    38,070             20,588             22,052             30,111             4,646
                                       ----------------   ----------------  -----------------  -----------------  ----------------

NET INVESTMENT INCOME                        2,712,316            986,838            899,228          1,211,976           429,055

NET REALIZED GAIN (LOSS) ON
    INVESTMENTS ALLOCATED
    FROM PORTFOLIOS OF CORE
    TRUST (DELAWARE)                             2,302             (5,256)             1,026                117                 -
                                       ----------------   ----------------  -----------------  -----------------  ----------------

NET INCREASE IN NET ASSETS
    FROM OPERATIONS                        $ 2,714,618          $ 981,582          $ 900,254        $ 1,212,093         $ 429,055
                                       ================   ================  =================  =================  ================





See Notes to Financial Statements.    3                              FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1998 AND THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                           DAILY ASSETS                            DAILY ASSETS
                                                                             TREASURY          DAILY ASSETS         GOVERNMENT
                                                                           OBLIGATIONS          GOVERNMENT         OBLIGATIONS
                                                                               FUND                FUND                FUND
                                                                         -----------------   -----------------   -----------------

NET ASSETS - August 31, 1997 (Note 1)                                                 $ -        $ 44,115,791                 $ -
-------------------------------------                                    -----------------   -----------------   -----------------
OPERATIONS:
    Net investment income                                                       2,653,495           2,364,632             444,768
    Net realized gain (loss) on investments allocated from
       Portfolios of Core Trust (Delaware)                                          2,499             (21,087)                (36)
                                                                                             -----------------
                                                                         -----------------   -----------------   -----------------
Net increase in net assets from operations                                      2,655,994           2,343,545             444,732
                                                                         -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income-Institutional Shares                                 (2,599,828)           (301,047)           (403,077)
    Net investment income-Institutional Service Shares                            (53,641)         (2,063,585)            (41,665)
    Net investment income-Investor Shares                                             (26)                  -                 (26)
                                                                         -----------------   -----------------   -----------------
                                                                         -----------------   -----------------   -----------------
Total distributions to shareholders                                            (2,653,495)         (2,364,632)           (444,768)
                                                                         -----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
    Sale of shares-Institutional Shares                                       236,954,772          40,977,001          30,385,904
    Sale of shares-Institutional Service Shares                                 8,052,682         152,633,913          14,873,215
    Sale of shares-Investor Shares                                                 10,100                   -              10,100
    Reinvestment of distributions-Institutional Shares                                  -               1,072                   -
    Reinvestment of distributions-Institutional Service Shares                        223             210,659               9,382
    Reinvestment of distributions-Investor Shares                                      26                   -                  26
    Redemption of shares-Institutional Shares                                (126,395,885)         (4,883,200)        (15,033,804)
    Redemption of shares-Institutional Service Shares                          (3,605,025)       (187,454,210)        (12,492,821)
    Redemption of shares-Investor Shares                                                -                   -                   -
                                                                         -----------------   -----------------   -----------------
Net increase from capital share transactions                                  115,016,893           1,485,235          17,752,002
                                                                         -----------------   -----------------   -----------------
Net increase in net assets                                                    115,019,392           1,464,148          17,751,966
                                                                         -----------------   -----------------   -----------------

NET ASSETS - August 31, 1998                                                  115,019,392          45,579,939          17,751,966
----------------------------                                             -----------------   -----------------   -----------------
OPERATIONS:
    Net investment income                                                       2,712,316             986,838             899,228
    Net realized gain (loss) on investments allocated from
       Portfolios of Core Trust (Delaware)                                          2,302              (5,256)              1,026
                                                                         -----------------   -----------------   -----------------
Net increase in net assets from operations                                      2,714,618             981,582             900,254
                                                                         -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income-Institutional Shares                                 (2,591,915)           (809,898)           (736,271)
    Net investment income-Institutional Service Shares                           (120,145)           (168,937)           (162,734)
    Net investment income-Investor Shares                                            (256)             (8,003)               (223)
                                                                         -----------------   -----------------   -----------------
Total distributions to shareholders                                            (2,712,316)           (986,838)           (899,228)
                                                                         -----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
    Sale of shares-Institutional Shares                                       197,653,440          12,910,551          55,547,990
    Sale of shares-Institutional Service Shares                                 9,186,782          15,084,621          78,184,830
    Sale of shares-Investor Shares                                                 10,000           1,222,859                   -
    Reinvestment of distributions-Institutional Shares                                  -               2,494                   -
    Reinvestment of distributions-Institutional Service Shares                      1,638             141,864              32,438
    Reinvestment of distributions-Investor Shares                                     256               7,294                 223
    Redemption of shares-Institutional Shares                                (210,586,983)        (16,164,907)        (30,787,555)
    Redemption of shares-Institutional Service Shares                          (7,290,219)        (16,851,365)        (58,984,571)
    Redemption of shares-Investor Shares                                                -            (739,748)                  -
                                                                         -----------------   -----------------   -----------------
Net increase (decrease) from capital share transactions                       (11,025,086)         (4,386,337)         43,993,355
                                                                         -----------------   -----------------   -----------------
Net increase (decrease) in net assets                                         (11,022,784)         (4,391,593)         43,994,381
                                                                         -----------------   -----------------   -----------------

NET ASSETS - February 28, 1999                                              $ 103,996,608        $ 41,188,346        $ 61,746,347
------------------------------                                           =================   =================   =================



See Notes to Financial Statements.   4                               FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1998 AND THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Concluded) (Unaudited)
--------------------------------------------------------------------------------

                                                                                               DAILY ASSETS       DAILY ASSETS
                                                                                                   CASH            MUNICIPAL
                                                                                                   FUND               FUND
                                                                                             -----------------  -----------------

NET ASSETS - August 31, 1997 (Note 1)                                                            $ 12,076,074                $ -
-------------------------------------                                                        -----------------  -----------------
OPERATIONS:
    Net investment income                                                                             986,258            122,133
    Net realized gain (loss) on investments allocated from
       Portfolios of Core Trust (Delaware)                                                                (43)                 -
                                                                                             -----------------  -----------------
Net increase in net assets from operations                                                            986,215            122,133
                                                                                             -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income-Institutional Shares                                                       (363,971)          (122,106)
    Net investment income-Institutional Service Shares                                               (622,260)               (14)
    Net investment income-Investor Shares                                                                 (27)               (13)
                                                                                             -----------------  -----------------
                                                                                             -----------------  -----------------
Total distributions to shareholders                                                                  (986,258)          (122,133)
                                                                                             -----------------  -----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
    Sale of shares-Institutional Shares                                                            56,561,878         29,216,681
    Sale of shares-Institutional Service Shares                                                    46,338,416             10,005
    Sale of shares-Investor Shares                                                                     10,100             10,100
    Reinvestment of distributions-Institutional Shares                                                      -             34,192
    Reinvestment of distributions-Institutional Service Shares                                         32,247                 14
    Reinvestment of distributions-Investor Shares                                                          26                 13
    Redemption of shares-Institutional Shares                                                     (28,166,064)        (8,477,699)
    Redemption of shares-Institutional Service Shares                                             (53,211,560)                 -
    Redemption of shares-Investor Shares                                                                    -                  -
                                                                                             -----------------  -----------------
Net increase from capital share transactions                                                       21,565,043         20,793,306
                                                                                             -----------------  -----------------
Net increase in net assets                                                                         21,565,000         20,793,306
                                                                                             -----------------  -----------------

NET ASSETS - August 31, 1998                                                                       33,641,074         20,793,306
----------------------------                                                                 -----------------  -----------------
OPERATIONS:
    Net investment income                                                                           1,211,976            429,055
    Net realized gain on investments allocated from
       Portfolios of Core Trust (Delaware)                                                                117                  -
                                                                                             -----------------  -----------------
Net increase in net assets from operations                                                          1,212,093            429,055
                                                                                             -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income-Institutional Shares                                                       (979,550)          (421,579)
    Net investment income-Institutional Service Shares                                               (231,340)            (7,261)
    Net investment income-Investor Shares                                                              (1,086)              (215)
                                                                                             -----------------  -----------------
Total distributions to shareholders                                                                (1,211,976)          (429,055)
                                                                                             -----------------  -----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
    Sale of shares-Institutional Shares                                                           117,628,890         54,473,972
    Sale of shares-Institutional Service Shares                                                   102,544,409         11,040,037
    Sale of shares-Investor Shares                                                                    254,160             63,353
    Reinvestment of distributions-Institutional Shares                                                      -             24,548
    Reinvestment of distributions-Institutional Service Shares                                         57,435              7,261
    Reinvestment of distributions-Investor Shares                                                         984                215
    Redemption of shares-Institutional Shares                                                     (99,438,424)       (48,060,527)
    Redemption of shares-Institutional Service Shares                                             (67,732,323)        (2,996,004)
    Redemption of shares-Investor Shares                                                              (80,134)                 -
                                                                                             -----------------  -----------------
Net increase from capital share transactions                                                       53,234,997         14,552,855
                                                                                             -----------------  -----------------
Net increase in net assets                                                                         53,235,114         14,552,855
                                                                                             -----------------  -----------------

NET ASSETS - February 28, 1999                                                                   $ 86,876,188       $ 35,346,161
------------------------------                                                               =================  =================




See Notes to Financial Statements.  5                                FORUM FUNDS

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

Following is selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                                                             Ratios to Average
                                                                                Net Assets
                                     Beginning        Distributions Ending   ------------------
                                    Net Asset   Net     from Net   Net Asset            Net
                                   Value Per Investment Investment Value Per   Net   Investment
                                      Share    Income   Income     Share     Expenses  Income
                                      -----    ------   ------     -----     --------  ------
DAILY ASSETS TREASURY
OBLIGATIONS FUND
Institutional Shares
   Six Months Ended February 28,1999    $1.00   0.03    (0.03)     $ 1.00    0.20% (c)  4.64% (c)
   Period Ended August 31, 1998 (b)      1.00   0.03    (0.03)       1.00    0.20% (c)  5.41% (c)

Institutional Service Shares
   Six Months Ended February 28, 1999   $1.00   0.02    (0.02)     $ 1.00    0.45% (c)  4.38% (c)
   Period Ended August 31, 1998 (b)      1.00   0.02    (0.02)       1.00    0.45% (c)  5.16% (c)

Investor Shares
   Six Months Ended February 28, 1999   $1.00   0.02    (0.02)     $ 1.00    0.81% (c)  3.99% (c)
   Period Ended August 31, 1998 (b)      1.00   0.02    (0.02)       1.00    0.78% (c)  5.06% (c)

DAILY ASSETS
GOVERNMENT FUND
Institutional Shares
   Six Months Ended February 28, 1999   $1.00   0.02    (0.02)     $ 1.00    0.20% (c)  4.82% (c)
   Period Ended August 31, 1998 (b)      1.00   0.01    (0.01)       1.00    0.20% (c)  5.26% (c)

Institutional Service Shares
   Six Months Ended February 28, 1999   $1.00   0.03    (0.03)     $ 1.00    0.45% (c)  4.58% (c)
   Year Ended August 31, 1998            1.00   0.05    (0.05)       1.00    0.46%      4.93%
   Period Ended August 31, 1997 (d)      1.00   0.02    (0.02)       1.00    0.50% (c)  4.76% (c)
   Year Ended March 31, 1997             1.00   0.05    (0.05)       1.00    0.50%      4.70%
   Year Ended March 31, 1996             1.00   0.05    (0.05)       1.00    0.50%      5.01%
   Year Ended March 31, 1995             1.00   0.04    (0.04)       1.00    0.37%      4.45%
   Year Ended March 31, 1994             1.00   0.03    (0.03)       1.00    0.33%      2.82%

Investor Shares
   Period Ended February 28, 1999(b)    $1.00   0.02    (0.02)     $ 1.00    0.75% (c)  4.21% (c)

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Institutional Shares
   Six Months Ended February 28, 1999   $1.00   0.03    (0.03)     $ 1.00    0.20% (c)  4.97% (c)
   Period Ended August 31, 1998 (b)      1.00   0.03    (0.03)       1.00    0.20% (c)  5.43% (c)



                           Ratio to
                           Average
                          Net Assets
          Net Assets at   -----------
 Total    End of Period     Gross
 Return  (000's Omitted)  Expenses (a)
 ------  ---------------  ------------



  2.33%    $ 97,630        0.34% (c)
  3.34%     110,561        0.47% (c)


  2.21%     $ 6,346        0.96% (c)
  2.19%       4,448        1.53% (c)


  2.03%        $ 20      113.09% (c)
  0.33%          10      727.11% (c)




  2.42%    $ 32,860        0.62% (c)
  0.89%      36,095        0.69% (c)


  2.29%     $ 7,840        1.18% (c)
  5.04%       9,485        0.91%
  2.01%      44,116        0.95% (c)
  4.80%      43,975        0.99%
  5.18%      43,103        1.06%
  4.45%      36,329        1.10%
  2.83%      26,505        1.17%


  1.76%       $ 488        6.25% (c)




  2.50%    $ 40,113        0.44% (c)
  3.24%      15,352        0.74% (c)




(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c)  Annualized.
(d) Effective June 19, 1997, the Fund changed its fiscal year end from March 31 to August 31.


See Notes to Financial Statements.  6                                FORUM FUNDS

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (Unaudited) (Concluded)
--------------------------------------------------------------------------------

Following is selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                                                               Ratios to Average
                                                                                  Net Assets
                                       Beginning        Distributions Ending   ------------------
                                      Net Asset   Net     from Net   Net Asset            Net
                                     Value Per Investment Investment Value Per   Net   Investment
                                        Share    Income   Income     Share     Expenses  Income
                                        -----    ------   ------     -----     --------  ------

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND (Concluded)
Institutional Service Shares
   Six Months Ended February 28, 1999   $1.00   0.02    (0.02)     $ 1.00    0.45% (c)  4.65% (c)
   Period Ended August 31, 1998 (b)      1.00   0.02    (0.02)       1.00    0.45% (c)  5.16% (c)

Investor Shares
   Six Months Ended February 28, 1999   $1.00   0.02    (0.02)     $ 1.00    0.79% (c)  4.40% (c)
   Period Ended August 31, 1998 (b)      1.00   0.02    (0.02)       1.00    0.78% (c)  5.06% (c)

DAILY ASSETS CASH FUND
Institutional Shares
   Six Months Ended February 28, 1999   $1.00   0.03    (0.03)     $ 1.00    0.20% (c)  5.08% (c)
   Period Ended August 31, 1998 (b)      1.00   0.03    (0.03)       1.00    0.20% (c)  5.46% (c)

Institutional Service Shares
   Six Months Ended February 28, 1999   $1.00   0.05    (0.05)     $ 1.00    0.45% (c)  4.77% (c)
   Year Ended August 31, 1998            1.00   0.05    (0.05)       1.00    0.46%      5.22%
   Period Ended August 31, 1997 (b)      1.00   0.05    (0.05)       1.00    0.52% (c)  5.06% (c)

Investor Shares
   Six Months Ended February 28, 1999   $1.00   0.02    (0.02)     $ 1.00    0.86% (c)  4.27% (c)
   Period Ended August 31, 1998 (b)      1.00   0.02    (0.02)       1.00    0.78% (c)  5.25% (c)

DAILY ASSETS
MUNICIPAL FUND
Institutional Shares
   Six Months Ended February 28, 1999   $1.00   0.01    (0.01)     $ 1.00    0.09% (c)  0.82% (c)
   Period Ended August 31, 1998 (b)      1.00   0.01    (0.01)       1.00    0.12% (c)  3.16% (c)

Institutional Service Shares
   Six Months Ended February 28, 1999   $1.00   0.01    (0.01)     $ 1.00    0.45% (c)  2.40% (c)
   Period Ended August 31, 1998 (b)      1.00   0.00     0.00        1.00    0.59% (c)  2.76% (c)

Investor Shares
   Six Months Ended February 28, 1999   $1.00   0.01    (0.01)     $ 1.00    0.82% (c)  (0.65)%(c)
   Period Ended August 31, 1998 (b)      1.00   0.01    (0.01)       1.00    0.78% (c)   2.53% (c)




                           Ratio to
                           Average
                          Net Assets
          Net Assets at   -----------
 Total    End of Period     Gross
 Return  (000's Omitted)  Expenses (a)
 ------  ---------------  ------------

 2.37%     $21,623        0.94% (c)
 2.22%       2,390        2.13% (c)


 2.20%        $ 10      142.75% (c)
 0.35%          10      766.21% (c)



 2.56%    $ 46,586        0.41% (c)
 2.70%      28,396        0.68% (c)


 2.43%     $40,105        0.92% (c)
 5.34%       5,235        0.90%
 4.70%      12,076        1.22% (c)


 2.26%       $ 185       29.95% (c)
 0.37%          10      709.02% (c)




 1.52%    $ 27,211        0.66% (c)
 0.59%      20,773        1.26% (c)


 1.37%     $ 8,061        3.38% (c)
 0.20%          10      721.84% (c)


  1.20%        $ 74       70.05% (c)
  0.18%          10      749.20% (c)



(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c)  Annualized.


See Notes to Financial Statements.  7                                FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-two active investment portfolios. These financial statements relate to Daily Assets Treasury
Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (individually, a "Fund" and, collectively, the "Funds"), each of which is diversified. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares:
Institutional Shares, Institutional Service Shares, and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

         Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
         Daily Assets Treasury Obligations Fund (Institutional Service Shares)               April 1, 1998
         Daily Assets Treasury Obligations Fund (Investor Shares)                           August 6, 1998
         Daily Assets Government Fund (Institutional Shares)                                  July 1, 1998
         Daily Assets Government Fund (Institutional Service Shares)                          July 1, 1992
         Daily Assets Government Fund (Investor Shares)                                 September 29, 1998
         Daily Assets Government Obligations Fund (Institutional Shares)                  January 30, 1998
         Daily Assets Government Obligations Fund (Institutional Service Shares)            March 30, 1998
         Daily Assets Government Obligations Fund (Investor Shares)                         August 6, 1998
         Daily Assets Cash Fund (Institutional Shares)                                      March 13, 1998
         Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996
         Daily Assets Cash Fund (Investor Shares)                                           August 6, 1998
         Daily Assets Municipal Fund (Institutional Shares)                                  June 25, 1998
         Daily Assets Municipal Fund (Institutional Service Shares)                         August 6, 1998
         Daily Assets Municipal Fund (Investor Shares)                                      August 6, 1998

MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar investment policies as the Fund. Accordingly, each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investments in the Portfolios as partnership investments. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 1999, the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 44.1%; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 7.0%; and the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 12.1%. Daily Assets Government Fund and Daily Assets Municipal Fund owned substantially all the interests of Government Portfolio and Municipal Cash Portfolio, respectively.






                                       8                             FORUM FUNDS

--------------------------------------------------------------------------------

FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of its Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

ORGANIZATION COSTS - The costs incurred by the Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board of Trustees (the "Board"). Institutional Service Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of February 28, 1999, Daily Assets Government Fund had a capital loss carryover of $17,394 that may be used to offset future capital gains. This carryover is due to expire in the year 2006.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT  ADVISER  -  The  investment  adviser  of  each  Portfolio  is  Forum
Investment Advisors, LLC ("Forum Advisors"). Each Fund may withdraw its investment from its respective Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so.

ADMINISTRATOR - The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund an administration fee at an annual rate of 0.05% of the Fund's average daily net assets.


                                       9                             FORUM FUNDS

--------------------------------------------------------------------------------

FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES (concluded)

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively. In addition, FSS is paid $12,000 per class, plus certain account charges.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of Institutional Services Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.

DISTRIBUTOR - Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays FFSI a distribution fee at an annual rate of up to 0.15% of the average daily net assets of Investor Shares of Daily Assets Government Fund and up to 0.50% of the average daily assets of Investor Shares of each other Fund. FFSI may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFSI as compensation for FFSI's services and not as reimbursement for certain expenses incurred.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its services, FAcS receives from each Fund an annual fee of $12,000, plus $12,000 for each additional class of shares above one.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS, FFSI and FAcS have voluntarily waived a portion of their fees, and FAdS has assumed certain expenses of the Funds. For the six month period ended February 28, 1999, fees waived and expenses reimbursed were as follows:

                                                              Transfer                                    Expenses
                                          Administration       Agent    Distribution   Accounting        Reimbursed
                                               Fee             Fee         Fee           Fee             by (FAdS)
                                          --------------      -------   ------------   ----------        ----------
Daily Assets Treasury Obligations Fund
       Institutional Shares                   $   27,918     $ 33,297    $       -     $ 17,156          $        -
       Institutional Service Shares                8,234        5,050            -          842                   -
       Investor Shares                                19        6,037           14            2               1,125
Daily Assets Government Fund
       Institutional Shares                        8,393       14,096            -       14,627               7,438
       Institutional Service Shares               11,054        7,731            -        3,205                   -
       Investor Shares                               570        5,692          285          168               1,816
Daily Assets Government Obligations Fund
       Institutional Shares                        7,413       13,292            -       14,744                   -
       Institutional Service Shares               10,510        3,469            -        3,251                   -
       Investor Shares                                16        6,031           10            5               1,134




                                       10                            FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES (CONCLUDED)

                                                               Transfer                                     Expenses
                                            Administration      Agent    Distribution     Accounting       Reimbursed
                                                  Fee                        Fee              Fee          Fee by (FAdS)
Daily Assets Cash Fund
       Institutional Shares                  $     9,646       $15,478   $        -        $  14,502         $       -
       Institutional Service Shares               14,564         4,803            -            3,481                 -
       Investor Shares                                77         6,266           68               17               977
Daily Assets Municipal Fund
       Institutional Shares                        6,930        12,813            -           17,613             2,092
       Institutional Service Shares                  908         6,330            -              374             1,261
       Investor Shares                                31         6,047           26               13             1,086







                                       11                            FORUM FUNDS

                             TREASURY CASH PORTFOLIO
                              GOVERNMENT PORTFOLIO
                            GOVERNMENT CASH PORTFOLIO
                                 CASH PORTFOLIO
                            MUNICIPAL CASH PORTFOLIO



                               SEMI-ANNUAL REPORT



                                FEBRUARY 28, 1999

--------------------------------------------------------------------------------
TREASURY CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------


    FACE                   SECURITY
   AMOUNT                DESCRIPTION                        VALUE
--------------  -------------------------------         -------------

U.S. TREASURY BILLS (A) (86.5%)
 $ 47,000,000   4.58%, 4/22/99                        $     46,695,519
     60,000,000 4.61%, 4/22/99                              59,609,134
     50,000,000 4.42%, 5/27/99                              49,481,625
     50,000,000 4.48%, 7/22/99                              49,141,007
                                                          -------------
 Total U.S. Treasury Bills                                 204,927,285
                                                          -------------

REPURCHASE AGREEMENTS (11.5%)
   27,340,000   Donaldson Lufkin & Jenrette
                Securities Corp., 4.75%, 3/1/99, to be
                repurchased at $27,350,822;
                collateralized by $27,897,950 U.S.
                Treasury Strip, I/O, 5.70%, 5/15/09         27,340,000
                                                          -------------

CASH MANGEMENT ACCOUNTS (2.0%)
    4,717,000   Dreyfus Treasury Cash
                   Management Fund                           4,717,000
                                                          -------------

 Total Investments (100.0%)                               $236,984,285
                                                          =============

(A) Annualized yields at time of purchase.







See Notes to Financial Statements and
Notes to Schedules of Investments.   13                    CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------


     FACE                  SECURITY
    AMOUNT               DESCRIPTION                VALUE
--------------  -------------------------------  ------------

U.S. GOVERNMENT SECURITIES (96.8%)

FEDERAL FARM CREDIT BUREAU-
   Discount Notes (A) (12.0%)
  $ 5,000,000   4.72%, 6/16/99                   $ 4,929,856
                                                 ------------

FEDERAL HOME LOAN BANK-
   DISCOUNT NOTES (A) (48.4%)
   10,500,000   4.76%, 3/12/99                    10,484,503
    4,000,000   4.75%, 4/5/99                      3,981,528
    3,500,000   4.70%, 4/12/99                     3,480,809
    1,000,000   4.74%, 5/7/99                        991,179
    1,000,000   4.70%, 6/30/99                       984,203
                                                 ------------
 Total Federal Home Loan Bank
      Discount Notes                              19,922,222
                                                 ------------

STUDENT LOAN MARKETING
ASSOCIATION (B) (36.4%)
    5,000,000   5.25%, 3/18/99                     5,000,000
    5,000,000   5.23%, 7/15/99                     5,000,000
    5,000,000   5.24%, 3/3/00                      5,000,000
                                                 ------------
 Total Student Loan Marketing Association         15,000,000
                                                 ------------

 Total U.S. Government Securities                 39,852,078
                                                 ------------

 CASH MANAGEMENT ACCOUNTS (3.2%)
    1,324,514   Dreyfus Prime Treasury Fund        1,324,514
                                                 ------------

 Total Investments (100.0%)                      $ 41,176,592
                                                 ============

(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate, the demand period or a combination of the longer or the earlier of the demand period or readjustment. The interest rates shown reflect the rate in effect on on February 28, 1999.



See Notes to Financial Statements and
Notes to Schedules of Investments.    14                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 GOVERNMENT CASH PORTFOLIO
 SCHEDULE OF INVESTMENTS
 FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

     FACE                  SECURITY                                    FACE                  SECURITY
    AMOUNT               DESCRIPTION                 VALUE            AMOUNT               DESCRIPTION                 VALUE
--------------  -------------------------------  -------------     -------------  -------------------------------  --------------

 U.S. GOVERNMENT SECURITIES (83.3%)                                 SMALL BUSINESS ADMINISTRATION (CONCLUDED)
                                                                      $ 884,094   Pool #503278, 5.38%, 2/25/21      $    884,071
 FEDERAL FARM CREDIT BANK (B) (2.1%)                                  2,066,232   Pool #503431, 5.50%, 7/25/21         2,067,484
  $18,000,000   4.66%, 4/1/99                    $ 18,000,000         2,565,975   Pool #503461, 5.50%, 9/25/21         2,567,389
                                                 -------------
                                                                      1,721,374   Pool #503472, 5.50%, 8/25/21         1,722,288
 FEDERAL HOME LOAN BANK-                                                726,121   Pool #503553, 5.38%, 11/25/21          724,300
      DISCOUNT NOTES (A) (2.8 %)                                      4,986,320   Pool #503671, 5.38%, 3/25/22         4,986,320
   24,000,000   4.88%, 6/30/99                     23,620,867         1,803,326   Pool #503754, 5.38%, 5/25/22         1,803,326
                                                 -------------
                                                                      1,060,472   Pool #503780, 5.38%, 3/25/22         1,061,803
 FEDERAL NATIONAL MORTGAGE ASSOCIATION-                               4,809,506   POOL #503882, 5.25%, 9/25/22         4,803,805
      DISCOUNT NOTES (A) (55.6%)                                      4,316,225   Pool #503892, 5.38%, 7/25/22         4,326,405
   25,000,000   5.09%, 3/2/99                      24,996,583         5,349,791   Pool #503909, 5.25%, 10/25/22        5,346,549
   25,000,000   4.69%, 3/15/99                     24,955,521         2,552,325   Pool #504015, 5.25%, 1/25/23         2,551,517
   20,000,000   4.93%, 4/1/99                      19,917,161         4,960,268   Pool #504062, 5.25%, 2/25/23         4,960,268
   50,000,000   5.09%, 4/1/99                      49,789,028         5,275,522   Pool #504074, 5.25%, 2/25/23         5,275,522
   50,000,000   4.95%, 4/7/99                      49,753,848         2,603,490   Pool #504203, 5.38%, 7/25/13         2,612,557
   50,000,000   4.81%, 4/15/99                     49,706,563         1,596,920   Pool #504269, 5.38%, 5/25/15         1,600,801
   20,000,000   4.92%, 5/3/99                      19,833,050         1,590,811   Pool #504345, 5.38%, 5/25/18         1,590,811
   40,000,000   4.96%, 5/7/99                      39,643,114         6,337,248   Pool #504366, 5.13%, 2/25/24         6,331,342
                                                                                                                   --------------
   25,000,000   4.90%, 5/20/99                     24,736,111       Total Small Business Administration             $ 79,388,827
                                                                                                                   --------------
   12,094,000   4.92%, 6/9/99                      11,934,427
   60,000,000   4.93%, 6/10/99                     59,200,417       STUDENT LOAN MARKETING ASSOCIATION (B) (7.1%)
   60,000,000   4.92%, 6/10/99                     59,202,100        25,000,000   5.23%, 7/15/99                      25,000,000
    3,888,000   4.90%, 6/10/99                      3,836,406        15,000,000   4.89%, 11/5/99                      15,000,000
   35,000,000   4.82%, 7/9/99                      34,413,556        20,000,000   5.24%, 3/3/00                       20,000,000
                                                 -------------                                                     --------------
 Total Federal National Mortgage Association-                       Total Student Loan Marketing Association          60,000,000
                                                                                                                   --------------
       Discount Notes                             471,917,885
                                                 -------------
                                                                    Total U.S. Government Securities                 677,927,579
                                                                                                                   --------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.9%)                       REPURCHASE AGREEMENTS (16.2%)
   25,000,000   5.05%, 3/16/99                     25,000,000       100,000,000   Bear, Stearns & Co., Inc., 4.86%, 3/1/99,
                                                 -------------
                                                                                  to be repurchased at $100,094,500;
 SMALL BUSINESS ADMINISTRATION (B) (9.3%)                                         collateralized by $105,116,269 FNMA
      279,155   Pool #500545, 7.63%, 3/25/03          279,155                     Strip, P/O, 7/15/27 - 11/25/27     100,000,000
      689,555   Pool #501077, 6.25%, 11/25/14         691,683        37,210,000   Salomon Smith Barney, 4.85%, 3/1/99,
    2,065,854   Pool #501308, 6.25%, 10/25/15       2,107,089                     to be repurchased at $37,225,039;
    2,213,511   Pool #501543, 6.13%, 7/25/16        2,220,803                     collateralized by $42,999,230 FNMA
      396,523   Pool #501628, 7.63%, 9/25/04          396,523                     Strip, P/O, 12/1/24                 37,210,000
                                                                                                                   --------------
    1,043,917   Pool #501690, 5.88%, 12/25/16       1,051,052       Total Repurchase Agreements                      137,210,000
                                                                                                                   --------------
    1,496,729   Pool #501898, 6.00%, 6/25/17        1,502,341
    4,203,925   Pool #502150, 5.75%, 2/25/18        4,260,568       CASH MANAGEMENT ACCOUNTS (4.0%)
      231,523   Pool #502161, 5.75%, 2/25/18          231,523        34,360,000   Dreyfus Government Cash Mgmt Fund   34,360,000
                                                                                                                   --------------
    2,302,976   Pool #502208, 5.75%, 2/25/18        2,333,861
    1,273,267   Pool #502306, 5.75%, 2/25/18        1,295,658       Total Investments  (100.0%)                     $849,497,579
                                                                                                                   ==============
    1,892,770   Pool #502613, 5.75%, 4/25/19        1,892,770
      666,771   Pool #503058, 5.63%, 7/25/15          666,771       (A) Annualized yields at time of purchase.
    1,529,498   Pool #503082, 5.63%, 8/25/20        1,529,498       (B) Certain securities are deemed to have a maturity remaining
    1,279,285   Pool #503120, 5.63%, 11/25/20       1,279,285           until the next readjustment of the interest rate, the demand
      368,050   Pool #503121, 5.63%, 8/25/15          368,050           period or a combination of the longer or the earlier of the
    2,065,639   Pool #503232, 5.38%, 2/25/15        2,065,639           demand period or readjustment.  The interest rates shown
                                                                        reflect the rate in effect on February 28, 1999.


See Notes to Financial Statements
and Notes to Schedules of Investments.  15                 CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

    FACE                   SECURITY                                    FACE                 SECURITY
   AMOUNT                DESCRIPTION                VALUE             AMOUNT               DESCRIPTION                    VALUE
--------------  -------------------------------  ------------      -------------  ------------------------------      --------------

 U.S. GOVERNMENT SECURITIES (19.2%)                                 COMMERCIAL PAPER (CONCLUDED)
                                                                   $ 25,000,000   General Electric Capital Corp.,
 FEDERAL NATIONAL MORTGAGE ASSOCIATION-                                           4.75%, 7/19/99                        $ 24,538,195
    DISCOUNT NOTES (A) (10.0%)                                       20,000,000   General Motors Acceptance Corp.,
 $ 20,000,000   4.96%, 4/1/99                   $ 19,916,817                      4.80%, 3/5/99                           19,989,333
   10,000,000   4.92%, 6/9/99                      9,868,056         30,000,000   International Lease Finance Corp.,
   21,000,000   4.92%, 6/30/99                    20,665,435                      4.81%, 4/21/99                          29,795,575
   20,000,000   4.92%, 7/1/99                     19,678,734         15,000,000   Merrill Lynch & Co., Inc., 4.91%,
                                                 ------------
 Total Federal National Mortgage Association                                      4/30/99                                 14,877,250
       Discount Notes                             70,129,042
                                                 ------------
                                                                     25,000,000   Prudential Funding Corp., 4.73%,
 SMALL BUSINESS ADMINISTRATION (B) (7.0%)                                         7/22/99                                 24,530,285
      180,950   Pool #500536, 6.75%, 5/25/13         184,233         30,000,000   Salomon Smith Barney Holdings,
      472,227   Pool #500730, 7.63%, 2/25/04         477,788                      4.82%, 4/19/99                          29,803,184
      949,157   Pool #501733, 5.75%, 2/25/17         962,111         27,000,000   Transamerica Financial Corp., 4.98%,
    1,051,508   Pool #501989, 5.88%, 10/25/12      1,056,582                      4/16/99                                 26,828,190
                                                                                                                      --------------
      284,382   Pool #502914, 5.75%, 3/25/15         284,634        Total Commercial Paper                               323,283,413
                                                                                                                      --------------
    1,472,199   Pool #503121, 5.63%, 8/25/15       1,472,199        CORPORATE NOTES (B) (10.0%)
    3,980,356   Pool #503429, 5.50%, 6/25/16       3,980,356         10,000,000   Bear, Stearns & Co., Inc., 5.00%,
      641,494   Pool #503461, 5.50%, 9/25/21         641,855                      4/6/99                                  10,000,000
    2,675,142   Pool #503553, 5.38%, 11/25/21      2,667,785         15,000,000   Bear, Stearns & Co., Inc., 5.00%,
    2,704,988   Pool #503754, 5.38%, 5/25/22       2,704,988                      1/6/00                                  15,000,000
    4,596,150   Pool #503882, 5.25%, 9/25/22       4,590,655         20,000,000   Chase Manhattan Corp., 4.97%, 1/14/00   19,989,492
    5,000,901   Pool #503912, 5.25%, 10/25/22      4,997,739          5,000,000   General Motors Acceptance Corp.,
    4,876,002   Pool #504015, 5.25%, 1/25/23       4,874,341                       5.23%, 9/20/99                          5,000,152
   19,967,037   Pool #504366, 5.13%, 2/26/24      19,948,414         20,000,000   Goldman Sachs Group L.P., 5.19%,
                                                 ------------                     1/7/00                                  20,000,000
 Total Small Business Administration              48,843,680                                                          --------------
                                                 ------------        Total Corporate Notes                                69,989,644
                                                                                                                      --------------

 STUDENT LOAN MARKETING ASSOCIATION (B) (2.2%)
   15,000,000   4.89%, 11/5/99                    15,000,000        REPURCHASE AGREEMENTS (21.3%)
                                                 ------------
                                                                    100,000,000   Bear, Stearns & Co., Inc., 4.86%,
 Total U.S. Government Securities                133,972,722                      3/1/99, to be repurchased at
                                                 ------------
                                                                                  $100,094,500;  collateralized by
 BANKERS ACCEPTANCES (A) (1.7%)                                                   $105,116,269 FNMA Strip, P/O,
   12,000,000   Bank of America, 5.02%, 4/22/99   11,914,894                      7/15/27 - 11/25/27                     100,000,000
                                                 ------------
                                                                     48,800,000   Salomon Smith Barney, 4.85%, 3/1/99,
 COMMERCIAL PAPER (46.3%)                                                         3/1/99, to be repurchased at
   30,000,000   American Express Credit Corp.,                                    $48,819,723; collateralized by
                5.00%, 3/23/99                    29,908,333                      $56,392,184 FNMA Strip, P/O, 12/1/24    48,800,000
                                                                                                                      --------------
   25,000,000   Associates Corp. of North America,                  Total Repurchase Agreements                          148,800,000
                                                                                                                      --------------
                4.80%, 5/24/99                    24,720,000
   15,000,000   Bank of America, 4.84%, 5/24/99   14,830,601        CASH MANAGEMENT ACCOUNTS (1.5%)
   10,000,000   Bank of America, 4.79%, 8/5/99     9,791,104         10,044,000   Dreyfus Cash Mgmt. Plus Fund            10,044,000
                                                                                                                      --------------
   14,200,000   Cargill Inc., 4.95%, 4/20/99      14,102,375
   25,000,000   CIT Group Holdings, Inc., 4.81%,                    Total Investments (100%)                            $698,004,673
                                                                                                                      ==============
                4/26/99                           24,812,945
   25,000,000   Ford Motor Credit Corp., 4.81%,                     (A) Annualized yields at time of purchase.
                4/9/99                            24,869,729
    5,000,000   Ford Motor Credit Corp., 4.81%,                     (B) Certain securities are deemed to have a maturity remaining
                5/25/99                            4,943,216            until the next readjustment of the interest rate, the demand
    5,000,000   General Electric Capital Corp.,                         period or a combination of the longer or the earlier of the
                4.82%, 5/25/99                     4,943,098            demand period or readjustment. The interest rates shown
                                                                        reflect the rate in effect on February 28, 1999.


See Notes to Financial Statements and
Notes to Schedules of Investments.   16                    CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
MUNICIPAL CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

    FACE                   SECURITY                                    FACE                 SECURITY
   AMOUNT                DESCRIPTION                VALUE             AMOUNT               DESCRIPTION               VALUE
--------------  -------------------------------  ------------      -------------  ------------------------------  -------------

MUNICIPAL SECURITIES (A) (100.0%)                                  MUNICIPAL SECURITIES (CONTINUED)

 ALABAMA (1.7%)                                                     INDIANA (5.9%)
    $ 600,000   University of AL, Birmingham                        $ 1,000,000   Indiana HFA RV, Clarian Health
                Hospital RV, Series B, 2.90% V/R,                                 Partners-B, 3.00% V/R, 2/15/26   $ 1,000,000
                10/1/07                            $ 600,000          1,000,000   Indianapolis, IN,  LOC, Public
                                                 ------------
                                                                                  Improvement Bond Bank RV,
 ARIZONA (2.9%)                                                                   Series B, COLL, 5.00%, 2/1/00      1,018,316
                                                                                                                  -------------
    1,000,000   Arizona Health Facilities Authority                                                                  2,018,316
                                                                                                                  -------------
                RV, Pooled Loan Programs, FGIC
                insured, 2.95% V/R, 10/1/15        1,000,000        KENTUCKY (2.9%)
                                                 ------------
                                                                      1,000,000   Kentucky EDA, Hospital Facilities
 CALIFORNIA (5.8%)                                                                RV, Health Alliance Project,
    1,000,000   Los Angeles, CA, Tax & Revenue                                    Series C, MBIA insured, 2.95%
                Anticipation Notes, 4.00%, 6/30/09 1,001,534                      V/R, 1/1/22                        1,000,000
                                                                                                                  -------------
    1,000,000   State of California, Revenue
                Anticipation Notes, 4.00%, 6/30/09 1,003,240        MARYLAND (3.5%)
                                                 ------------
                                                   2,004,774          1,200,000   State of Maryland, Waste Disposal
                                                 ------------
                                                                                  Authority Resource Recovery RV,
 CONNECTICUT (2.9%)                                                               Harford County, 2.85% V/R, 1/1/08  1,200,000
                                                                                                                  -------------
    1,000,000   Connecticut Health & Education
                Facilities Authority RV, Yale                       MINNESOTA (3.4%)
                University, Series T, 2.85% V/R,                      1,150,000   Minneapolis, MN, Special  SD,
                7/1/29                             1,000,000                      4.38%, 2/1/00                      1,164,255
                                                 ------------                                                     -------------

 FLORIDA (10.2%)                                                    NEVADA (2.9%)
    1,000,000   Alachua County, FL, Health                            1,000,000   Clark County, NV,  Airport RV,
                Facilities RV, Shands Teaching                                    MBIA insured, 2.95% V/R, 7/1/12    1,000,000
                                                                                                                  -------------
                 Hospital, Series B, 2.90% V/R,
                12/1/26                            1,000,000        NEW JERSEY (6.4%)
    1,600,000   Dade County FL, Water & Sewer                         1,000,000   New Jersey EDA, Water Facilities
                RV, FGIC insured, 2.90% V/R,                                      RV, Elizabethtown Water Co.
                10/5/22                            1,600,000                      Project, Series B, AMBAC insured
      900,000   Tampa, FL,  Occupational License                                  2.70% V/R, 6/1/27                  1,000,000
                Tax RV, Series A, FGIC-SPI insured,                   1,200,000   New Jersey Health Care Facility
                2.90% V/R, 10/1/18                   900,000                      Funding Authority RV, Christian
                                                 ------------
                                                   3,500,000                      Health Series B, LOC Valley
                                                 ------------
                                                                                  National Bank, 2.70% V/R, 7/1/28   1,200,000
                                                                                                                  -------------
 GEORGIA (4.6%)                                                                                                      2,200,000
                                                                                                                  -------------
    1,600,000   Burke County, GA, Pollution
                Control RV, Oglethorpe Power                        NEW MEXICO (1.2%)
                Corp., 2.95% V/R, 1/1/16           1,600,000            400,000   University of New Mexico RV,
                                                 ------------
                                                                                  AMBAC insured, 2.95% V/R, 6/1/06     400,000
                                                                                                                  -------------
 HAWAII (4.4%)
    1,500,000   State of Hawaii, Budget & Finance                   NEW YORK (5.4%)
                RV, Queens Health Systems,                            1,750,000   New York, NY,Transit Authority RV,
                Series A, 3.05% V/R, 7/1/26        1,500,000                      7.50%, 1/1/20, P/R 1/01/00 @ 102   1,846,066
                                                 ------------                                                     -------------

 ILLINOIS (2.9%)                                                    NORTH CAROLINA (4.6%)
    1,000,000   ILLINOIS HFA RV, ADVOCATE HEALTH                      1,600,000   Charlotte, NC,  Airport RV, Series A,
                Care, Series B, 3.05% V/R, 8/15/22 1,000,000                      MBIA insured, 3.05%V/R, 7/1/17     1,600,000
                                                 ------------                                                     -------------


See Notes to Financial Statements and
Notes to Schedules of Investments.   17                    CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
MUNICIPAL CASH PORTFOLIO
SCHEDULE OF INVESTMENTS (Concluded)
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------


    FACE                   SECURITY
   AMOUNT                DESCRIPTION                VALUE
--------------  -------------------------------  ------------

MUNICIPAL SECURITIES (CONCLUDED)

 PENNSYLVANIA (5.8%)
  $ 1,000,000   Pennsylvania State HEHFA, Health
                Services RV, University of
                Pennsylvania, Series B, 3.05% V/R,
                1/1/24                           $ 1,000,000
    1,000,000   York County, PA, IDA,  PCR, Public
                Service Gas & Electric, Series A,
                MBIA insured,  2.85% V/R, 9/1/20   1,000,000
                                                 ------------
                                                   2,000,000
                                                 ------------

 SOUTH CAROLINA (4.3%)
    1,500,000   South Carolina Jobs EDA,
                Orangeburg Regional Medical Center,
                AMBAC insured, 2.95% V/R, 2/15/28  1,500,000
                                                 ------------

 TEXAS (8.7%)
    1,500,000   Harris County, TX,  Health Facilities
                Development Corp. Hospital RV,
                Memorial Hospital Systems,
                Series B, 3.00% V/R, 6/1/24        1,500,000
    1,000,000   State of Texas, GO Bond, Veterans
                Housing Assistance, Fund I, 2.95%
                V/R, 12/1/16                       1,000,000
      500,000   State of Texas, HEFA RV, Higher
                Education Authority, MBIA insured,
                 3.05% V/R, 12/1/27                  500,000
                                                 ------------
                                                   3,000,000
                                                 ------------

 VIRGINIA (3.2%)
    1,100,000   Fairfax County, VA, IDA RV, 2.95%
                V/R, 10/1/25                       1,100,000
                                                 ------------

 WASHINGTON (6.4%)
    1,200,000   Seattle, WA,  Water & Sewer RV,
                2.90% V/R, 9/1/25                  1,200,000
    1,000,000   State of Washington, GO Bonds,
                Series VR 96B, 2.85% V/R, 6/1/20   1,000,000
                                                 ------------
                                                   2,200,000
                                                 ------------

 Total Investments (100%)                        $ 34,433,411
                                                 ============


(A) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate, the demand period or a combination of the longer or the earlier of the demand period or readjustment. The interest rates shown reflect the rate in effect on on February 28, 1999.


See Notes to Financial Statements and
Notes to Schedules of Investments.    18                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------


NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

AMBAC          American Municipal Bond Assurance Corporation
COLL           Collateralized
EDA            Economic Development Authority
FGIC           Financial Guaranty Insurance Company
FGIC-SPI       Financial Guaranty Insurance Company-Securities Purchase, Inc.
FNMA           Federal National Mortgage Association
GO             General Obligation
HEFA           Higher Education Facilities Authority
HEHFA          Higher Education & Health Facilities Authority
HFA            Housing Finance Authority
IDA            Industrial Development Authority
I/O            Interest Only
LOC            Letter of Credit
MBIA           Municipal Bond Insurance Association
PCR            Pollution Control Revenue
P/O            Principal Only
P/R            Prerefunded
RV             Revenue Bonds
SD             School District
V/R            Variable Rate




See Notes to Financial Statements.  19                     CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                          TREASURY                            GOVERNMENT                            MUNICIPAL
                                            CASH            GOVERNMENT           CASH               CASH               CASH
                                          PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                       ----------------  -----------------  ----------------   ----------------  -----------------

ASSETS:
    Investments (Note 2):
       Securities at amortized cost      $ 209,644,285       $ 41,176,592     $ 712,287,579      $ 549,204,673       $ 34,433,411
       Repurchase agreements at cost        27,340,000                  -       137,210,000        148,800,000                  -
                                       ----------------  -----------------  ----------------   ----------------  -----------------

    Total investments at value             236,984,285         41,176,592       849,497,579        698,004,673         34,433,411

    Cash                                        25,542                  -            26,215             11,021                  -
    Interest and other receivables              13,275            161,105         2,909,456          2,465,806            969,738
    Organization costs, net of
       amortization (Note 2)                       359                  -             6,584              1,781                  -
                                       ----------------  -----------------  ----------------   ----------------  -----------------

Total assets                               237,023,461         41,337,697       852,439,834        700,483,281         35,403,149
                                       ----------------  -----------------  ----------------   ----------------  -----------------

LIABILITIES:
    Payable to adviser (Note 3)                  8,690              1,570            24,001             17,514                  -
    Payable to administrator (Note 3)           12,490                  -            34,500             25,174                  -
    Accrued expenses and other liabilities      31,332              6,705            57,763             28,021                  -
                                       ----------------  -----------------  ----------------   ----------------  -----------------

Total liabilities                               52,512              8,275           116,264             70,709                  -
                                       ----------------  -----------------  ----------------   ----------------  -----------------

NET ASSETS                               $ 236,970,949       $ 41,329,422     $ 852,323,570      $ 700,412,572       $ 35,403,149
                                       ================  =================  ================   ================  =================









See Notes to Financial Statements.  20                     CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                           TREASURY                            GOVERNMENT                           MUNICIPAL
                                             CASH           GOVERNMENT            CASH              CASH               CASH
                                          PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                       -----------------  ----------------  -----------------  ----------------   ---------------

INVESTMENT INCOME:
    Interest income                         $ 7,250,481       $ 1,042,747       $ 22,636,801      $ 16,418,890         $ 442,056
                                       -----------------  ----------------  -----------------  ----------------   ---------------

EXPENSES:
    Investment advisory (Note 3)                 52,045            10,395            153,101           108,425             7,096
    Administration (Note 3)                      74,400            10,394            218,854           154,981             7,096
    Custody                                      35,791             4,810            105,287            74,564             3,549
    Accounting (Note 3)                          24,000            24,000             24,000            24,000            24,000
    Legal                                           799               131              3,586             4,451               319
    Audit                                         5,633             2,058             16,394            11,999               502
    Trustees                                        234                35                681               499                19
    Rating fees                                  22,000                 -                  -                 -                 -
    Amortization of organization costs (Note 2)     120                 -              2,195               594                 -
    Miscellaneous                                 3,349             6,648             33,445            17,175               351
                                       -----------------  ----------------  -----------------  ----------------   ---------------

Total expenses                                  218,371            58,471            557,543           396,688            42,932
    Fees waived (Note 4)                              -           (27,287)                 -                 -           (33,288)
                                       -----------------  ----------------  -----------------  ----------------   ---------------
Net expenses                                    218,371            31,184            557,543           396,688             9,644
                                       -----------------  ----------------  -----------------  ----------------   ---------------

NET INVESTMENT INCOME                         7,032,110         1,011,563         22,079,258        16,022,202           432,412

NET REALIZED GAIN (LOSS) ON
    INVESTMENTS SOLD                              5,944            (5,256)            24,163             1,439                 -
                                       -----------------  ----------------  -----------------  ----------------   ---------------

NET INCREASE IN NET ASSETS
    FROM OPERATIONS                         $ 7,038,054       $ 1,006,307       $ 22,103,421      $ 16,023,641         $ 432,412
                                       =================  ================  =================  ================   ===============








See Notes to Financial Statements.  21                     CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1998 AND SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                  TREASURY                          GOVERNMENT                       MUNICIPAL
                                                    CASH           GOVERNMENT         CASH             CASH             CASH
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS - August 31, 1997 (Note 1)            $ 71,102,520     $ 44,321,412    $ 476,768,745    $ 259,491,011    $           -
-------------------------------------          ---------------  ---------------  ---------------  ---------------  ---------------

OPERATIONS:
    Net investment income                           8,001,296        2,506,524       35,098,110       23,621,908          123,211
    Net realized gain (loss) on investments sold        9,432          (21,088)         (43,555)             853                -
                                               ---------------  ---------------  ---------------  ---------------  ---------------
Net increase in net assets from operation           8,010,728        2,485,436       35,054,555       23,622,761          123,211
                                               ---------------  ---------------  ---------------  ---------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS:
    Contributions                                 630,794,381      145,773,098    1,930,394,761    1,309,647,918       22,849,987
    Withdrawals                                  (445,062,682)    (145,816,960)  (1,725,093,704)    (985,420,846)      (2,138,724)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
Net transactions in investors' beneficial
   interests                                      185,731,699          (43,862)     205,301,057      324,227,072       20,711,263
                                               ---------------  ---------------  ---------------  ---------------  ---------------

Net increase in net assets                        193,742,427        2,441,574      240,355,612      347,849,833       20,834,474
                                               ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS - August 31, 1998                      264,844,947       46,762,986      717,124,357      607,340,844       20,834,474
----------------------------                   ---------------  ---------------  ---------------  ---------------  ---------------

OPERATIONS:
    Net investment income                           7,032,110        1,011,563       22,079,258       16,022,202          432,412
    Net realized gain (loss) on investments sold        5,944           (5,256)          24,163            1,439                -
                                               ---------------  ---------------  ---------------  ---------------  ---------------
Net increase in net assets from operations          7,038,054        1,006,307       22,103,421       16,023,641          432,412
                                               ---------------  ---------------  ---------------  ---------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS:
    Contributions                                 534,243,807       18,098,878    1,318,006,695      823,780,074       29,401,641
    Withdrawals                                  (569,155,859)     (24,538,749)  (1,204,910,903)    (746,731,987)     (15,265,378)
                                               ---------------  ---------------  ---------------  ---------------  ---------------
Net transactions in investors' beneficial
   interests                                      (34,912,052)      (6,439,871)     113,095,792       77,048,087       14,136,263
                                               ---------------  ---------------  ---------------  ---------------  ---------------

Net increase (decrease) in net assets             (27,873,998)      (5,433,564)     135,199,213       93,071,728       14,568,675
                                               ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS - February 28, 1999                  $ 236,970,949     $ 41,329,422    $ 852,323,570    $ 700,412,572     $ 35,403,149
------------------------------                 ===============  ===============  ===============  ===============  ===============





See Notes to Financial Statements.  22                     CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has twenty-two separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"), each of which is diversified. Government Portfolio commenced operations on February 21, 1996, Municipal Cash Portfolio commenced operations on June 25, 1998 and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION - Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - Each Portfolio may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

ORGANIZATION COSTS - The costs incurred by Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.



                                       23                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio and Municipal Cash Portfolio at an annual rate of 0.05% of the average daily net assets of each Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT - Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Portfolio of $48,000 per year, plus additional amounts depending on the number and type of portfolio transactions and the number of interestholders.

NOTE 4.  WAIVER OF FEES

Forum Advisors, FAdS and FAcS have voluntarily waived a portion of their fees in certain Portfolios. For the six month period ended February 28, 1999, fees waived were as follows:

                                    Advisory            Administration            Accounting
                                      Fee                     Fee                     Fee
                                   ----------          ----------------          ------------
Government Portfolio              $       -               $   10,394              $  16,893
Municipal Cash Portfolio              2,192                    7,096                 24,000





                                       24                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FEBRUARY 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 5.  INCOME AND EXPENSE RATIOS

Income and expense ratios are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding waivers and reimbursements, if any.

                                                                                     Ratios to Average Net Assets
                                                                                     -----------------------------
                                                                                                   Net
                                                                                                Investment       Gross
                                                                                 Expenses         Income        Expenses
                                                                                 --------         ------        --------
Treasury Cash Portfolio
       Six Months Ended February 28, 1999 (a)...................................   0.15%           4.73%          0.15%
       Year Ended August 31, 1998...............................................   0.15%           5.34%          0.17%
       Year Ended August 31, 1997...............................................   0.15%           5.20%          0.18%
       Year Ended August 31, 1996...............................................   0.15%           5.30%          0.20%
Government Portfolio
       Six Months Ended February 28, 1999 (a)...................................   0.15%           4.87%          0.28%
       Year Ended August 31, 1998...............................................   0.15%           5.26%          0.29%
       Period Ended August 31, 1997 (a) (b).....................................   0.15%           5.11%          0.36%
       Year Ended March 31, 1997................................................   0.15%           5.04%          0.33%
       Period Ended March 31, 1996 (a)..........................................   0.15%           4.99%          0.60%
Government Cash Portfolio
       Six Months Ended February 28, 1999 (a)...................................   0.13%           5.04%          0.13%
       Year Ended August 31, 1998...............................................   0.13%           5.52%          0.13%
       Year Ended August 31, 1997...............................................   0.14%           5.38%          0.14%
       Year Ended August 31, 1996...............................................   0.14%           5.49%          0.14%
Cash Portfolio
       Six Months Ended February 28, 1999 (a)...................................   0.13%           5.17%          0.13%
       Year Ended August 31, 1998...............................................   0.13%           5.55%          0.13%
       Year Ended August 31, 1997...............................................   0.15%           5.45%          0.15%
       Year Ended August 31, 1996...............................................   0.15%           5.50%          0.16%
Municipal Cash Portfolio
       Six Months Ended February 28, 1999 (a)...................................   0.07%           3.05%          0.30%
       Period Ended August 31, 1998 (a).........................................   0.09%           3.18%          0.61%


(a)  Annualized.
(b) Effective June 19, 1997, Government Portfolio changed its fiscal year end from March 31 to August 31.



                                       25                  CORE TRUST (DELAWARE)

DISTRIBUTOR
Forum Financial Services, Inc.

TRANSFER AGENT
Forum Shareholder Services, LLC


[LOGO]

FORUM FUNDS
P.O. Box 446
Portland, ME  04112
207-879-0001 (IN PORTLAND, ME)
800-94-FORUM (ELSEWHERE)

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY
TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE
RECEIVED A COPY OF THE FORUM FUNDS PROSPECTUS.